Cover Page	9 Months Ended
Sep. 30, 2024
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	ALLOVIR, INC.
Entity Central Index Key	0001754068
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	83-1971007
Entity Address Address Line1	PO Box 44, 1661 Massachusetts Avenue
Entity Address City Or Town	Lexington
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02420
City Area Code	617
Local Phone Number	443-2400
Entity Primary SIC Number	2834
Business Contact
Document Information [Line Items]
Entity Address Address Line1	PO Box 44, 1661 Massachusetts Avenue
Entity Address City Or Town	Lexington
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02420
City Area Code	617
Local Phone Number	443-2605
Contact Personnel Name	Diana Brainard, M.D.